Related Party Transactions (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 05, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Jul. 10, 2012 Todd Slater [Member]	Mar. 31, 2014 Todd Slater [Member]	Mar. 31, 2013 Todd Slater [Member]	Dec. 31, 2013 Todd Slater [Member]	Dec. 31, 2012 Todd Slater [Member]	Oct. 31, 2013 Adam Dweck [Member]	Oct. 04, 2013 Adam Dweck [Member]	Aug. 02, 2011 Adam Dweck [Member]	Mar. 31, 2014 Adam Dweck [Member]	Mar. 31, 2013 Adam Dweck [Member]	Dec. 31, 2013 Adam Dweck [Member]	Dec. 31, 2012 Adam Dweck [Member]	Mar. 31, 2014 Jack Dweck [Member]	Mar. 31, 2014 Jones Texas, Inc [Member]	Mar. 31, 2013 Jones Texas, Inc [Member]	Dec. 31, 2013 Jones Texas, Inc [Member]	Dec. 31, 2012 Jones Texas, Inc [Member]	Dec. 31, 2012 Earthbound, Llc [Member]	Sep. 29, 2011 Earthbound, Llc [Member]	Jun. 05, 2013 Threadstone Advisors, LLC [Member]	Dec. 31, 2013 DiSanto Trust [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party								15.00%	15.00%						5.00%					15.00%			15.00%
Fees Earned Separate from Buy Out Payment									$ 21,000	$ 11,000	$ 46,000	$ 31,000				$ 6,000	$ 3,000	$ 20,000	$ 13,000		$ 0	$ 3,000	$ 0	$ 3,000			$ 280,000
Due from Related Parties																										1,500,000
Interest Expense		238,000	518,000	1,726,000	2,175,000																				94,000
Related Party Transaction, Amounts of Transaction				459,000	217,000	2,300		163,000
Proceeds from Issuance Initial Public Offering																											4,000,000
Equity Method Investment, Ownership Percentage																											5.00%
Stock Issued During Period, Shares, Common Stock																												285,715
Stock Issued During Period, Shares, Purchase Of Warrants																												62,500
Proceeds from Issuance of Common Stock	5,000,000																											1,000,000
Related Party Transaction, Purchases from Related Party							2,300
Warrants Exercise Price One																$ 5.00		$ 5.00
Accumulated Royalties One																500,000
Related Party Transaction Amounts Of Transaction One																		500,000
Accumulated Royalties Two																1,000,000
Warrants Issued To Purchase Common Stock Two													12,500	25,000		12,500		12,500
Warrants Exercise Price Two														$ 5.00		$ 5.00		$ 5.00
Related Party Transaction Amounts Of Transaction Two																		1,000,000
Accumulated Royalties Three																2,000,000
Warrants Issued To Purchase Common Stock Three																25,000		25,000
Related Party Transaction Amounts Of Transaction Three																		2,000,000
Class Of Warrant Or Rights Expired													Aug. 02, 2016	Aug. 02, 2016		Aug. 02, 2016		Aug. 02, 2016
Warrant Vested During First Milestone														12,500				12,500
Warrant Vested During Second Milestone														12,500				12,500
Warrant Issued To Purchase Common Stock																$ 12,500		$ 2,500